Note 14 - Financial Instruments - Currency Risk (Details) - CAD ($) $ in Thousands	Nov. 30, 2025	Nov. 30, 2024
Statement Line Items [Line Items]
Foreign currency denominated monetary assets	$ 157,667	$ 46,872
Currency risk, denominated in USD [member]
Statement Line Items [Line Items]
Foreign currency denominated monetary assets	156,047	46,417
Currency risk, denominated in AUD [member]
Statement Line Items [Line Items]
Foreign currency denominated monetary assets	1,313	0
Currency risk, denominated in BRL [member]
Statement Line Items [Line Items]
Foreign currency denominated monetary assets	0	27
Currency risk, denominated in COP [member]
Statement Line Items [Line Items]
Foreign currency denominated monetary assets	$ 307	$ 428